Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
NOTE 5. PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment as of December 31, consisted of the following:

(In millions)	2023	2022	2021
Land and land improvements	$15.2	$14.9	$16.3
Buildings	119.6	113.1	111.6
Machinery and equipment	408.3	401.3	389.4
Construction in process	21.6	22.1	19.8

	564.7	551.4	537.1
Accumulated depreciation	(316.7)	(306.0)	(296.7)

Property, plant and equipment, net	$248.0	$245.4	$240.4